Note 4 - Leases 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
2023	58,041
2024	174,721
2025	74,804
2026	70,220
Total lease payments	377,786
Less: discount	(24,301)
Present value of lease liabilities	$353,485

2023	$228,862
2024	174,721
2025	74,804
2026	70,220
Total lease payments	548,607
Less: discount	(41,487)
Present value of lease liabilities	$507,120